Retirement Plans (Details 1) (Supplemental Executive Retirement Plans [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplemental Executive Retirement Plans [Member]
Accrued benefit cost included in other liabilities
Accrued benefit cost included in other liabilities	$ (1,710)	$ (1,543)